STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Research and Development	$ 1,198,184			$ 1,348,985			$ 4,578,777	$ 4,100,954	$ 6,043,597	$ 4,754,271
General and Administrative	1,623,413			1,765,996			6,742,535	5,362,224	8,534,171	7,338,505
TOTAL OPERATING EXPENSES	2,821,597			3,114,981			11,321,312	9,463,178	14,577,768	12,092,776
NET LOSS	$ (2,821,597)	$ (4,121,826)	$ (4,377,889)	$ (3,114,981)	$ (3,445,240)	$ (2,902,957)	$ (11,321,312)	$ (9,463,178)	$ (14,577,768)	$ (12,092,776)
LOSS PER SHARE
Basic net loss per common share	$ (0.17)			$ (0.24)			$ (0.71)	$ (0.77)	$ (1.15)	$ (1.12)
Diluted net loss per common share	$ (0.17)			$ (0.24)			$ (0.71)	$ (0.77)	$ (1.15)	$ (1.12)
Weighted average common shares outstanding basic	16,363,473			13,005,128			15,907,778	12,282,004	12,671,572	10,816,412
Weighted average common shares outstanding diluted	16,363,473			13,005,128			15,907,778	12,282,004	12,671,572	10,816,412